Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral
8.	ASSETS PLEDGED AS COLLATERAL
The following table lists assets of the Company pledged as collateral:

	As of December 31,
	2020	2021	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)

Refundable Deposits (Time deposit)	$811,072	$811,660	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	234,286	234,304	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	18,215	20,619	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	41,785	26,600	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee

	As of December 31,
	2020	2021	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	1,000,000	1,151,200	Bank of China and Agricultural Bank of China	Bank performance guarantee
Refundable Deposits (Bank deposit)	—	6,711	Shanghai Commercial Bank	Collateral for letter of credit
Buildings	5,310,769	5,014,814	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	21,370,450	25,189,533	Taiwan Cooperative Bank, Mega International Commercial Bank, KGI B ank, First Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Transportation equipment	3,174	1,802	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Furniture and fixtures	281,663	161,604	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	289,552	280,697	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$29,360,966	$32,899,544